Derivative financial instruments	6 Months Ended
Jun. 30, 2020
Derivatives financial instruments
Derivative financial instruments

19. Derivative financial instruments

a) Derivatives effects on statement of financial position

	Assets
	June 30, 2020		December 31, 2019
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	—	—	13	—
IPCA swap	43	37	83	117
Pre-dollar swap	—	—	21	8
	43	37	117	125
Commodities price risk
Nickel (i)	2	—	151	9
Bunker oil, Gasoil and Brent	45	3	19	—
	47	3	170	9

Others	7	23	1	50
	7	23	1	50
Total	97	63	288	184

(i)	The nickel hedge accounting program was fully settled on April 1,2020. The remaining balance relates to the palladium (a nickel by-product) hedge accounting program.

	Liabilities
	June 30, 2020		December 31, 2019
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	198	610	48	80
IPCA swap	91	103	13	37
Eurobonds swap	6	50	6	29
Pre-dollar swap	75	75	8	37
	370	838	75	183
Commodities price risk
Nickel	—	—	4	4
Bunker oil, Gasoil and Brent	154	—	7	—
	154	—	11	4

Others	1	43	8	120
	1	43	8	120
Total	525	881	94	307

b) Effects of derivatives on the income statement, cash flow and other comprehensive income

	Gain (loss) recognized in the income statement
	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(185)	16	(865)	11
IPCA swap	(24)	16	(256)	28
Eurobonds swap	7	(2)	(27)	(21)
Pre-dollar swap	(28)	(5)	(173)	(2)
	(230)	25	(1,321)	16
Commodities price risk
Nickel	—	(4)	(1)	16
Bunker oil, Gasoil and Brent	99	—	(246)	30
	99	(4)	(247)	46

Options - MBR	—	36	—	38
Others	45	9	98	59
	45	45	98	97
Total	(86)	66	(1,470)	159

	Financial settlement inflows (outflows)
	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(33)	(21)	(51)	(106)
IPCA swap	—	—	—	(28)
Eurobonds swap	—	—	(6)	(5)
Pre-dollar swap	8	16	(13)	14
	(25)	(5)	(70)	(125)
Commodities price risk
Nickel	38	1	292	4
Bunker oil, Gasoil and Brent	(129)	—	(130)	—
	(91)	1	162	4
Others	2	—	67	—
Total	(114)	(4)	159	(121)

	Gain recognized in other comprehensive income
	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Derivatives designated as cash flow hedge accounting
Nickel	(49)	—	15	—
Total	(49)	—	15	—

The maturity dates of the derivative financial instruments are as follows:

Last maturity dates
Currencies and interest rates	September 2029
Palladium	March 2021
Nickel	December 2021
Brent	June 2021
Gasoil	December 2020
Debentures convertible into shares	December 2027
Others	July 2022

c) Hedge in foreign operations

In January 2017, the Company implemented hedge accounting for the foreign currency risk arising from Vale S.A.’s net investments in Vale International S.A. and Vale Holding BV. Under the hedge accounting program, the Company’s debt denominated in U.S. dollars and Euros serves as a hedge instrument for these investments. With the program, the impact of exchange rate variations on debt denominated in U.S. dollars and Euros has been partially recorded in other comprehensive income in the “Cumulative translation adjustments”. As at June 30, 2020, the carrying value of the debts designated as instrument hedge of these investments are US$2,259 and EUR750.

	Gain (loss) recognized in the other comprehensive income
	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Hedge in foreign operation, net of tax	(119)	33	(638)	24